Basis of preparation - Non derivative financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount		₩ 324,782,979	₩ 290,049,318
Designated as hedging instrument [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount		13,702,497	13,454,670
Equity Contract [Member] | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount		7,728,562	9,053,355
USD LIBOR | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	22,321,945
USD LIBOR | Designated as hedging instrument [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	4,428,860
USD LIBOR | Equity and foreign exchange related [Member] | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	10,900,844
USD LIBOR | Equity and foreign exchange related [Member] | Designated as hedging instrument [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	278,705
USD LIBOR | Equity Contract [Member] | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	268,243
USD LIBOR | Credit Risk Contract [Member] | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	1,108
USD LIBOR | Other Contract [Member] | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	379,360
USD LIBOR | Interest Rates Related [Member] | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	10,772,390
USD LIBOR | Interest Rates Related [Member] | Designated as hedging instrument [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	4,150,155
USD LIBOR | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	1,534,291
Due from banks and loans at amortized cost [Member] | Loans [Member] | USD LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets		2,768,972
Due from banks and loans at amortized cost [Member] | Loans [Member] | JPY LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets		207,660
Due from banks and loans at amortized cost [Member] | Loans [Member] | EUR LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets		49,642
Due from banks and loans at amortized cost [Member] | Loans [Member] | Other LIBORs
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets		122,104
Financial assets at fair value through other comprehensive income, category [member] | USD LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets		449,116
Financial assets at fair value through other comprehensive income, category [member] | Financial Institutions Bonds [Member] | USD LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets		167,167
Financial assets at fair value through other comprehensive income, category [member] | Corporate Bonds And Others [Member] | USD LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets		281,949
Commitments And Guarantee Contracts [Member] | USD LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[2],[3]	280,224
Commitments And Guarantee Contracts [Member] | JPY LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[2]	39,148
Commitments And Guarantee Contracts [Member] | EUR LIBOR
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[2]	56,552
Commitments And Guarantee Contracts [Member] | Other LIBORs
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[2]	13,853
Deposits [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		368,344,904	329,350,009
Deposits [Member] | USD LIBOR | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	200,000
Borrowings [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		43,721,261	41,922,410
Borrowings [Member] | USD LIBOR | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	347,420
Debt securities issued [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		83,796,056	₩ 78,797,906
Debt securities issued [Member] | USD LIBOR | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	₩ 986,871

[1]	The instruments that will be matured before the end of June 30, 2023 are excluded when USD LIBOR interest rate calculation is discontinued.
[2]	The commitments and guarantee contracts are in nominal amount.
[3]	The instruments that will be matured before the end of June 30, 2023 are excluded when USD LIBOR interest rate calculation is discontinued.